DEBT - CCBFL VIE Loans Narrative (Details) - Secured Debt - Golar Seal CCBFL VIE Loan Facility	1 Months Ended
Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Face amount	$ 162,400,000.0
Maturity period of debt	10 years
Interest rate	3.50%